Expense Example (Invesco Van Kampen V.I. Mid Cap Value Fund, Series I shares, Invesco Van Kampen V.I. Mid Cap Value Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Value Fund | Series I shares, Invesco Van Kampen V.I. Mid Cap Value Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 106
3 Years	331
5 Years	574
10 Years	$ 1,271